ACCOUNTS RECEIVABLE, NET	12 Months Ended
Dec. 31, 2016
Receivables [Abstract]
ACCOUNTS RECEIVABLE, NET
7.	ACCOUNTS RECEIVABLE, NET

Accounts receivable and allowance for doubtful accounts consist of the following:

	As of December 31,
	2015	2016
	US$	US$

Accounts receivable	3,748,398	1,645,237
Less: allowance for doubtful accounts	-	-
	3,748,398	1,645,237

As of December 31, 2015 and 2016, all accounts receivable are due from third party customers for online direct sales.